Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	$ (98.6)	$ 118.8	$ 3,522.2	$ 598.1	$ 518.2
Other comprehensive (loss) income:
Translation adjustments, net of tax	1.6	(32.0)	(65.0)	(3.1)	8.8
Pension and post-retirement benefits adjustment to funded status, net of tax			179.5	(79.7)	(210.3)
Recognition of pension and post-retirement benefits actuarial loss, net of tax	7.3	15.6	66.3	69.5	51.0
Other, net of tax	0.9	(0.1)	(1.1)	1.0	1.0
Total other comprehensive income (loss)	9.8	(16.5)	179.7	(12.3)	(149.5)
Comprehensive income attributable to noncontrolling interests	(88.8)	102.3	3,701.9	585.8	368.7
Comprehensive income attributable to noncontrolling interests	1.0	0.1	14.7	(1.6)	(1.5)
Comprehensive income attributable to Safeway Inc.	$ (87.8)	$ 102.4	$ 3,716.6	$ 584.2	$ 367.2